Schedule of other current assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables	$ 122,763	$ 167,719	$ 279
Prepayments	66,277	90,547	2,144
Deposits	44,400	60,659	5,958
Goods and Services Tax receivables	2,762	3,774
Other current assets	$ 236,202	$ 322,699	$ 8,381